COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Lease Payments Under Non-cancelable Operating Leases
Future minimum lease payments under non-cancelable operating leases as of December 31, 2017 were as follows:

Amount
RMB

2018	33,774
2019	23,797
2020	14,311
2021	12,115
2022	13,104
Thereafter	64,248
Total	161,349